Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 5,008,745	$ 712,603	¥ 6,016,997	¥ 1,513,067
Impairment loss	14,845,533	$ 2,112,101	¥ 35,839,687	¥ 5,499,260
Gross carrying amount of property, plant and equipment	84,878,312
Accumulated depreciation	5,222,534
Accumulated impairment loss	¥ 16,041,664